Income Taxes (Details 2) (USD $)		0 Months Ended		3 Months Ended
	Dec. 27, 2013	Jun. 20, 2013 2007 Tax Sharing Agreement	Dec. 27, 2013 2007 Tax Sharing Agreement	Dec. 27, 2013 2012 Tax Sharing Agreement	Dec. 27, 2013 Tyco International 2007 Tax Sharing Agreement	Dec. 27, 2013 Tyco International 2012 Tax Sharing Agreement	Dec. 27, 2013 Pentair	Dec. 27, 2013 Pentair 2012 Tax Sharing Agreement	Dec. 27, 2013 ADT	Dec. 27, 2013 ADT 2012 Tax Sharing Agreement	Dec. 27, 2013 Pentair and ADT 2012 Tax Sharing Agreement	Dec. 27, 2013 Covidien 2007 Tax Sharing Agreement	Dec. 27, 2013 TE Connectivity 2007 Tax Sharing Agreement
Tax Sharing Agreement [Line Items]
Unrecognized tax benefits that may be resolved in the next twelve months, low end of range	$ 0
Unrecognized tax benefits that may be resolved in the next twelve months, high end of range	35,000,000
Deferred tax assets, net of valuation allowance	225,000,000
Gross deferred tax assets	2,200,000,000
Valuation allowances	2,000,000,000
Pre - 2012 separation related tax liabilities			175,000,000
Total liability threshold under Tax Sharing Agreement				725,000,000		500,000,000					225,000,000
Tax liability share percentage					27.00%	52.50%	42.00%	20.00%	58.00%	27.50%		42.00%	31.00%
Income tax examination, additional taxes owed		883,300,000
Income tax examination, proposed tax penalties		154,000,000
Income tax examination, amount of additional tax deficiency		30,000,000
Income tax examination, amount of disallowed interest and related deductions		2,900,000,000
Income tax examination, amount of estimated adverse impact on financial results		6,600,000,000
Equity awards obligation											3,000,000
Equity awards income received from participating entities											1,000,000
Equity awards obligation, net				2,000,000
Undistributed earnings of subsidiaries	0
Additional tax liability	$ 0